Consulting and Other Agreements	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Consulting and Other Agreements [Abstract]
CONSULTING AND OTHER AGREEMENTS

10. CONSULTING AND OTHER AGREEMENTS

The Company has entered into no new consulting or other agreements during the three months ended March 31, 2014, other than amendments to existing agreements outlined below. The following agreements remained in force during the period:

Consulting Agreement with Fountainhead

Effective as of January 2, 2014, the Company and Fountainhead amended their Consulting Agreement to extend the term of the Consulting Agreement to January 2, 2015. As of January 2014, the monthly retainer payable to Fountainhead was reduced to $10,000 per month, payable $5,000 in cash and the remainder payable in Company Common Stock at the end of each quarter until the occurrence of specified milestones.

Consulting Agreement with Del Mar Consulting Group, Inc and Alex Partners, LLC.

In November 2013, the Company entered into three-month extension amendments to the existing agreements with Del Mar Consulting, Inc. and Alex Partners, LLC under which 33,000 and 27,000 shares of Company Common Stock respectively were issued, valued at $66,000 and $54,000 respectively. .

Garden State Securites, Inc. (“GSS”) Advisory and Placement Agent Agreements

On July 2, 2013, the Company entered into two agreements with GSS one to provide certain financial advisory services to the Company (“Advisory Agreement”) and the other to act as placement agent for the Company (“Placement Agent Agreement”).

Under the terms of the Advisory Agreement, GSS is engaged on a non-exclusive basis to provide financial advisory services to the Company for at least ninety (90) days and thereafter until either party terminates the arrangement.  Under the terms of the Advisory Agreement, as amended on March 14, 2014, the Company will issue 45,000 restricted shares of Company Common Stock to the broker-dealer, 15,000 of which are issuable on the date of the execution of the Agreement and 30,000 additional shares to be issued on March 11, 2014.  The Agreement also calls for the Company to reimburse certain out-of-pocket expenses.

Under the terms of the Placement Agent Agreement, the Company engaged GSS as its exclusive placement agent until the later of (i) 90 days from the date of execution of the Agreement or (ii) the end of the offering period of any securities financing undertaken by the Company in connection with the Placement Agent Agreement. Normal placement agents fees and expense reimbursement will be payable. Any offering will be undertaken on a “best efforts” basis and the proceeds would be used for working capital and general corporate purposes

11. CONSULTING AND OTHER AGREEMENTS

The Company has entered into the following consulting and other agreements during the year ended December 31, 2013:

Advisory and Placement Agent Agreements

On July 2, 2013, the Company entered into two agreements with a registered broker-dealer one to provide certain financial advisory services to the Company (“Advisory Agreement”) and the other to act as placement agent for the Company (“Placement Agent Agreement”).

Under the terms of the Advisory Agreement, the broker-dealer is engaged on a non-exclusive basis to provide financial advisory services to the Company for at least ninety (90) days and thereafter until either party terminates the arrangement. Under the terms of the Advisory Agreement, as amended on March 14, 2014, the Company will issue 45,000 restricted shares of Company Common Stock to the broker-dealer, 15,000 of which are issuable on the date of the execution of the Agreement and 30,000 additional shares to be issued on March 14, 2014. The Agreement also calls for the Company to reimburse certain out-of-pocket expenses.

Under the terms of the Placement Agent Agreement, the Company engaged a broker-dealer as its exclusive placement agent until the later of (i) 90 days from the date of execution of the Agreement or (ii) the end of the offering period of any securities financing undertaken by the Company in connection with the Placement Agent Agreement. Normal placement agents fees and expense reimbursement will be payable. Any offering will be undertaken on a “best efforts” basis and the proceeds would be used for working capital and general corporate purposes.

Consulting Agreement with Del Mar Consulting Group, Inc and Alex Partners, LLC.

On November 30, 2012 the Company entered into 12 month consulting agreements with Del Mar Consulting, Inc and Alex Partners, LLC to provide investor relations and investor awareness consultancy services. Under these agreements, Del Mar and Alex Partners received Common Shares valued at $157,500 and $105,000 respectively and cash of $7,200 and $4,800 respectively. Del Mar and Alex Partners agreed to take Vycor Common Stock in lieu of cash payments for July to September 2013. On November 27, 2013 the Company entered into amendments to these agreements, under which the agreements were extended to February 28, 2014. Under the terms of the amendments, 33,000 and 27,000 shares of Company Common Stock were issued to Del Mar and Alex Partners respectively.

The following agreements remained in force during the period:

Consulting Agreement with Fountainhead Capital Management Limited (“Fountainhead”)

In October 2013, effective retroactively to May 5, 2013, the Fountainhead Consulting Agreement was extended on virtually the same terms as the Agreement expiring on that date. Pursuant to the Consulting Agreement, the Company pays Fountainhead a monthly retainer of $37,500. This monthly retainer shall be payable up to $5,000 in cash and the unpaid remainder shall be accrued and paid out to FCM at the option of FCM as follows: (i) in Vycor stock at any time at the average closing price for the 30 days prior to the end of the quarter in which the accrual is made; or (ii) in cash following the closing of a fundraising of no less than $2.5 million or on the sale of the Company or a substantial part of the assets thereof. This agreement was amended in January 2014 following the Initial Closing of the Offering, see Note 13.